Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2026
Organization and Principal Activities [Abstract]
Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries

As of March 31, 2026, the Company’s principal subsidiaries, consolidated VIEs and major VIEs’ subsidiaries are as follows:

Name of subsidiaries and VIE	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
Subsidiaries:
Boqii Corporation Limited (“Boqii Corporation”)	Hong Kong	July 2012	100%	Investment holding
Boqii International Limited	Hong Kong	August 2016	100%	Investment holding
Xincheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Xincheng”)	Shanghai, the PRC	November 2012	100%	Technology development and sales of merchandise
Shanghai Yiqin Pets Products Co., Ltd.	Shanghai, the PRC	February 2013	100%	Technology development and sales of merchandise

Consolidated VIEs
Guangcheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Guangcheng”)	Shanghai, the PRC	November 2012	100%	Operates the Company’s own online e-commerce platform
Suzhou Taicheng Supply Chain Co., Ltd. (“Suzhou Taicheng”)	Suzhou, the PRC	June 2021	100%	Sales of merchandise
Suzhou Xingyun Yueming Supply Chain Co., Ltd. (“Suzhou Xingyun”)	Suzhou, the PRC	April 2022	100%	Sales of merchandise

Subsidiaries of VIEs
Boqii (Shanghai) Information Technology Co., Ltd.	Shanghai, the PRC	August 2014	90%	Technology development

Schedule of Company’s Consolidated Financial Statements

The following table set forth the assets, liabilities, results of operations and changes in cash, cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Company’s consolidated financial statements with intercompany transactions eliminated (RMB in thousands):

	As of March 31,
	2025	2026
	RMB	RMB

Cash and cash equivalents	14,308	11,673
Short-term investments	4,000	-
Accounts receivable, net	20,551	4,543
Amounts due from related parties	6,069	6,531
Inventories, net	6,057	569
Prepayments and other current assets	33,197	23,702
Inter-company receivables	12,579	31,856
Property and equipment, net	3,461	873
Intangible assets	15	7
Operating lease right-of-use assets	2,050	3,098
Long-term investments	64,975	35,907
Other non-current asset	529	363
Total assets	167,791	119,122

	As of March 31,
	2025	2026
	RMB	RMB

Short-term borrowings	63	8,000
Accounts payable	421	438
Salary and welfare payable	57	535
Accrued liabilities and other current liabilities	3,563	468
Contract liabilities	1,768	1,466
Operating lease liabilities, current	1,284	873
Inter-company payables	1,011,916	992,092
Operating lease liabilities, non-current	538	2,021
Other debts, non-current	200	200
Total liabilities	1,019,810	1,006,093
	Year Ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Net revenues:
Third-party revenues	463,457	232,187	114,793
Inter-company revenues	41,335	27,336	24,601
Total revenues	504,792	259,523	139,394
Cost of revenues:
Third-party cost of revenues	(92,297)	(61,726)	(7,922)
Inter-company cost of revenues	(266,823)	(121,990)	(74,187)
Total cost of revenues	(359,120)	(183,716)	(82,109)
Gross profit	145,672	75,807	57,285
Operating expenses:
Third-party operating expenses	(138,799)	(81,627)	(58,794)
Inter-company operating expenses	286	-	-
Total operating expenses	(138,513)	(81,627)	(58,794)
Other income, net	961	592	298
Profit/(Loss) from operations	8,120	(5,228)	(1,211)
Non-operating expense	(15,744)	(419)	(11,304)
Loss before income tax expenses	(7,624)	(5,647)	(12,515)
Income tax benefits	38	-	(1,227)
Share of results of equity investees	50	(22)	242
Net loss	(7,536)	(5,669)	(13,500)

Cash flows from operating activities:
Net cash provided by transactions with external parties	244,798	116,914	72,165
Net cash used in transactions with the Company’s entities	(717,589)	(175,936)	(124,905)
Net cash used in operating activities	(472,791)	(59,022)	(52,740)
Cash flows from investing activities:
Other investing activities	5,219	(1,672)	23,717
Cash flows of loan funding provided to the Group’s entities, net of repayments received	-	-	(17,068)
Net cash generated from/ (used in) investing activities	5,219	(1,672)	6,649
Cash flows from financing activities:
Other financing activities	3,032	(20,150)	8,000
Cash flows of loan funding received from the Company's entities, net of repayments made	468,214	75,955	35,456
Net cash generated from financing activities	471,246	55,805	43,456